Segment Reporting - Segment Results and Reconciliations to GAAP - Core Earnings Adjustments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net interest income after provisions for loan losses	$ 518	$ 549	$ 503	$ 558	$ 587	$ 476	$ 577	$ 595		$ 2,128	$ 2,234	$ 2,060
Total other income (loss)										244	(271)	927
Goodwill and acquired intangible assets impairment and amortization	14	5	5	5	5	5	5	5		27	21	543
Income tax expense (benefit)	157	104	169	68	285	(47)	(10)	98		498	328	500
Loss from discontinued operations, net of tax benefit			(1)		2	23	10	(1)	52	(2)	35	(199)
Net income (loss) attributable to SLM Corporation	348	188	292	112						939	633	530
Total Adjustment [Member]
Net interest income after provisions for loan losses										390	465	497
Total other income (loss)										(584)	(1,005)	(415)
Goodwill and acquired intangible assets impairment and amortization										27	21	543
Total "Core Earnings" adjustments to GAAP										(221)	(561)	(461)
Income tax expense (benefit)										(99)	(219)	(106)
Loss from discontinued operations, net of tax benefit										(1)	(2)	(143)
Net income (loss) attributable to SLM Corporation										(123)	(344)	(498)
Net Impact of Derivative Accounting [Member]
Net interest income after provisions for loan losses										390	465	497
Total other income (loss)										(584)	(1,005)	(415)
Total "Core Earnings" adjustments to GAAP										(194)	(540)	82
Net Impact of Derivative Accounting [Member] | Total Adjustment [Member]
Total "Core Earnings" adjustments to GAAP										(194)	(540)	82
Net Impact of Goodwill and Acquired Intangibles [Member]
Goodwill and acquired intangible assets impairment and amortization										27	21	543
Total "Core Earnings" adjustments to GAAP										(27)	(21)	(543)
Net Impact of Goodwill and Acquired Intangibles [Member] | Total Adjustment [Member]
Total "Core Earnings" adjustments to GAAP										$ (27)	$ (21)	$ (543)